INTANGIBLE ASSETS, NET (Details) - Schedule of Intangible Assets, Net - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Total Intangible assets	¥ 86,133	¥ 85,236	¥ 85,152
Accumulated amortization	(39,415)	(32,881)	(30,649)
Impairment loss of technology with discontinued online lending information platform	(17,220)	(17,220)	(17,220)
Intangible assets, net	29,498	35,135	37,283
Brokerage licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Total Intangible assets	52,133	51,236	51,152
Trade Name [Member]
Finite-Lived Intangible Assets [Line Items]
Total Intangible assets	6,400	6,400	6,400
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Total Intangible assets	¥ 27,600	¥ 27,600	¥ 27,600